Distribution Date:	01/12/23	COMM 2015-DC1 Mortgage Trust
Determination Date:	01/06/23
Next Distribution Date:	02/10/23
Record Date:	12/30/22	COMM 2015-DC1 Mortgage Trust
Series 2015-DC1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			Andy Lindenman	(913) 317-4372
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15-17	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	18-20		David Rodgers	(212) 230-9025
Principal Prepayment Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Controlling Class	RREF II CMBS AIV, L.P.
Specially Serviced Loan Detail - Part 2	26-27	Representative
Modified Loan Detail	28		-
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12629NAA3	1.488000%	38,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12629NAB1	2.870000%	172,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12629NAC9	3.219000%	120,000,000.00	15,024,268.64	0.00	40,302.60	0.00	0.00	40,302.60	15,024,268.64	40.61%	30.00%
A-SB	12629NAD7	3.142000%	68,500,000.00	19,204,985.00	1,410,713.32	50,285.05	0.00	0.00	1,460,998.37	17,794,271.68	40.61%	30.00%
A-4	12629NAE5	3.078000%	200,000,000.00	200,000,000.00	0.00	513,000.00	0.00	0.00	513,000.00	200,000,000.00	40.61%	30.00%
A-5	12629NAF2	3.350000%	382,593,000.00	382,593,000.00	0.00	1,068,072.13	0.00	0.00	1,068,072.13	382,593,000.00	40.61%	30.00%
A-M	12629NAH8	3.724000%	94,682,000.00	94,682,000.00	0.00	293,829.81	0.00	0.00	293,829.81	94,682,000.00	31.47%	23.25%
B	12629NAJ4	4.035000%	80,656,000.00	80,656,000.00	0.00	271,205.80	0.00	0.00	271,205.80	80,656,000.00	23.69%	17.50%
C	12629NAL9	4.297242%	63,122,000.00	63,122,000.00	0.00	226,042.09	0.00	0.00	226,042.09	63,122,000.00	17.60%	13.00%
D	12629NAX3	4.297242%	71,888,000.00	71,888,000.00	0.00	257,433.45	0.00	0.00	257,433.45	71,888,000.00	10.66%	7.88%
E	12629NAZ8	3.010000%	29,808,000.00	29,808,000.00	0.00	74,768.40	0.00	0.00	74,768.40	29,808,000.00	7.78%	5.75%
F	12629NBB0	3.010000%	14,027,000.00	14,027,000.00	0.00	35,184.39	0.00	0.00	35,184.39	14,027,000.00	6.43%	4.75%
G	12629NBD6	3.010000%	24,547,000.00	24,547,000.00	0.00	36,081.92	0.00	0.00	36,081.92	24,547,000.00	4.06%	3.00%
H*	12629NBF1	3.010000%	42,081,764.00	42,060,611.40	0.00	0.00	0.00	0.00	0.00	42,060,611.40	0.00%	0.00%
HIX	12629NBH7	7.801930%	13,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12629NBK0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12629NBM6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12629NBP9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,415,704,767.00	1,037,612,865.04	1,410,713.32	2,866,205.64	0.00	0.00	4,276,918.96	1,036,202,151.72

X-A	12629NAG0	0.982311%	1,076,575,000.00	711,504,253.64	0.00	582,432.08	0.00	0.00	582,432.08	710,093,540.32
X-B	12629NAM7	0.147111%	143,778,000.00	143,778,000.00	0.00	17,626.16	0.00	0.00	17,626.16	143,778,000.00
X-C	12629NAP0	0.000000%	71,888,000.00	71,888,000.00	0.00	0.00	0.00	0.00	0.00	71,888,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	12629NAR6	1.287242%	29,808,000.00	29,808,000.00	0.00	31,975.09	0.00	0.00	31,975.09	29,808,000.00
X-E	12629NAT2	1.287242%	38,574,000.00	38,574,000.00	0.00	41,378.40	0.00	0.00	41,378.40	38,574,000.00
X-F	12629NAV7	1.287242%	42,081,764.00	42,060,611.40	0.00	45,118.49	0.00	0.00	45,118.49	42,060,611.40
Notional SubTotal			1,402,704,764.00	1,037,612,865.04	0.00	718,530.22	0.00	0.00	718,530.22	1,036,202,151.72

Deal Distribution Total					1,410,713.32	3,584,735.86	0.00	0.00	4,995,449.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12629NAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12629NAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12629NAC9	125.20223867	0.00000000	0.33585500	0.00000000	0.00000000	0.00000000	0.00000000	0.33585500	125.20223867
A-SB	12629NAD7	280.36474453	20.59435504	0.73408832	0.00000000	0.00000000	0.00000000	0.00000000	21.32844336	259.77038949
A-4	12629NAE5	1,000.00000000	0.00000000	2.56500000	0.00000000	0.00000000	0.00000000	0.00000000	2.56500000	1,000.00000000
A-5	12629NAF2	1,000.00000000	0.00000000	2.79166668	0.00000000	0.00000000	0.00000000	0.00000000	2.79166668	1,000.00000000
A-M	12629NAH8	1,000.00000000	0.00000000	3.10333337	0.00000000	0.00000000	0.00000000	0.00000000	3.10333337	1,000.00000000
B	12629NAJ4	1,000.00000000	0.00000000	3.36250000	0.00000000	0.00000000	0.00000000	0.00000000	3.36250000	1,000.00000000
C	12629NAL9	1,000.00000000	0.00000000	3.58103498	0.00000000	0.00000000	0.00000000	0.00000000	3.58103498	1,000.00000000
D	12629NAX3	1,000.00000000	0.00000000	3.58103508	0.00000000	0.00000000	0.00000000	0.00000000	3.58103508	1,000.00000000
E	12629NAZ8	1,000.00000000	0.00000000	2.50833333	0.00000000	0.00000000	0.00000000	0.00000000	2.50833333	1,000.00000000
F	12629NBB0	1,000.00000000	0.00000000	2.50833321	0.00000000	0.00000000	0.00000000	0.00000000	2.50833321	1,000.00000000
G	12629NBD6	1,000.00000000	0.00000000	1.46991160	1.03842180	1.66871960	0.00000000	0.00000000	1.46991160	1,000.00000000
H	12629NBF1	999.49734522	0.00000000	0.00000000	2.50707242	90.15409026	0.00000000	0.00000000	0.00000000	999.49734522
HIX	12629NBH7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	12629NBK0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12629NBM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12629NBP9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12629NAG0	660.89613231	0.00000000	0.54100465	0.00000000	0.00000000	0.00000000	0.00000000	0.54100465	659.58576069
X-B	12629NAM7	1,000.00000000	0.00000000	0.12259289	0.00000000	0.00000000	0.00000000	0.00000000	0.12259289	1,000.00000000
X-C	12629NAP0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12629NAR6	1,000.00000000	0.00000000	1.07270162	0.00000000	0.00000000	0.00000000	0.00000000	1.07270162	1,000.00000000
X-E	12629NAT2	1,000.00000000	0.00000000	1.07270182	0.00000000	0.00000000	0.00000000	0.00000000	1.07270182	1,000.00000000
X-F	12629NAV7	999.49734522	0.00000000	1.07216252	0.00000000	0.00000000	0.00000000	0.00000000	1.07216252	999.49734522

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/22 - 12/30/22	30	0.00	40,302.60	0.00	40,302.60	0.00	0.00	0.00	40,302.60	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	50,285.05	0.00	50,285.05	0.00	0.00	0.00	50,285.05	0.00
A-4	12/01/22 - 12/30/22	30	0.00	513,000.00	0.00	513,000.00	0.00	0.00	0.00	513,000.00	0.00
A-5	12/01/22 - 12/30/22	30	0.00	1,068,072.13	0.00	1,068,072.13	0.00	0.00	0.00	1,068,072.13	0.00
X-A	12/01/22 - 12/30/22	30	0.00	582,432.08	0.00	582,432.08	0.00	0.00	0.00	582,432.08	0.00
X-B	12/01/22 - 12/30/22	30	0.00	17,626.16	0.00	17,626.16	0.00	0.00	0.00	17,626.16	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	12/01/22 - 12/30/22	30	0.00	31,975.09	0.00	31,975.09	0.00	0.00	0.00	31,975.09	0.00
X-E	12/01/22 - 12/30/22	30	0.00	41,378.40	0.00	41,378.40	0.00	0.00	0.00	41,378.40	0.00
X-F	12/01/22 - 12/30/22	30	0.00	45,118.49	0.00	45,118.49	0.00	0.00	0.00	45,118.49	0.00
A-M	12/01/22 - 12/30/22	30	0.00	293,829.81	0.00	293,829.81	0.00	0.00	0.00	293,829.81	0.00
B	12/01/22 - 12/30/22	30	0.00	271,205.80	0.00	271,205.80	0.00	0.00	0.00	271,205.80	0.00
C	12/01/22 - 12/30/22	30	0.00	226,042.09	0.00	226,042.09	0.00	0.00	0.00	226,042.09	0.00
D	12/01/22 - 12/30/22	30	0.00	257,433.45	0.00	257,433.45	0.00	0.00	0.00	257,433.45	0.00
E	12/01/22 - 12/30/22	30	0.00	74,768.40	0.00	74,768.40	0.00	0.00	0.00	74,768.40	0.00
F	12/01/22 - 12/30/22	30	0.00	35,184.39	0.00	35,184.39	0.00	0.00	0.00	35,184.39	0.00
G	12/01/22 - 12/30/22	30	15,471.92	61,572.06	0.00	61,572.06	25,490.14	0.00	0.00	36,081.92	40,962.06
H	12/01/22 - 12/30/22	30	3,688,341.12	105,502.03	0.00	105,502.03	105,502.03	0.00	0.00	0.00	3,793,843.15
HIX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,703,813.04	3,715,728.03	0.00	3,715,728.03	130,992.17	0.00	0.00	3,584,735.86	3,834,805.21

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12629NAH8	3.724000%	94,682,000.00	94,682,000.00	0.00	293,829.81	0.00	0.00	293,829.81	94,682,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12629NAJ4	4.035000%	80,656,000.00	80,656,000.00	0.00	271,205.80	0.00	0.00	271,205.80	80,656,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12629NAL9	4.297242%	63,122,000.00	63,122,000.00	0.00	226,042.09	0.00	0.00	226,042.09	63,122,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			238,460,000.03	238,460,000.00	0.00	791,077.70	0.00	0.00	791,077.70	238,460,000.00

Exchangeable Certificate Details
PEZ	12629NAK1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

	Additional Information
Total Available Distribution Amount (1)	4,995,449.18
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,850,186.37	Master Servicing Fee	6,045.52
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,859.20
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	446.75
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,249.24
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	10,600.71
Total Interest Collected	3,850,186.37

Principal		Expenses/Reimbursements
Scheduled Principal	1,410,713.39	Reimbursement for Interest on Advances	10,736.52
Unscheduled Principal Collections		ASER Amount	92,047.62
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,946.56
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,261.47
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,410,713.39	Total Expenses/Reimbursements	130,992.17

		Interest Reserve Deposit	123,857.60

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,584,735.86
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,410,713.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,995,449.18
Total Funds Collected	5,260,899.76	Total Funds Distributed	5,260,899.66

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,037,612,865.04	1,037,612,865.04	Beginning Certificate Balance	1,037,612,865.04
(-) Scheduled Principal Collections	1,410,713.39	1,410,713.39	(-) Principal Distributions	1,410,713.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.07)	(0.07)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,036,202,151.72	1,036,202,151.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,038,465,485.82	1,038,465,485.82	Ending Certificate Balance	1,036,202,151.72
Ending Actual Collateral Balance	1,037,132,744.45	1,037,132,744.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.30%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	184,588,591.74	17.81%	22	4.4560	NAP	Defeased	13	184,588,591.74	17.81%	22	4.4560	NAP
7,499,999 or less	12	55,709,624.61	5.38%	24	4.4921	1.532640	1.00 or less	9	216,577,495.17	20.90%	12	4.2525	0.486135
7,500,000 to 14,999,999	12	121,805,174.63	11.75%	24	4.3913	1.604786	1.01 to 1.29	3	78,540,482.73	7.58%	24	4.3433	1.256508
15,000,000 to 24,999,999	7	129,306,575.18	12.48%	22	4.4149	1.237403	1.30 to 1.34	3	41,150,077.46	3.97%	23	4.2810	1.309404
25,000,000 to 49,999,999	10	294,399,045.97	28.41%	15	3.9997	2.073128	1.35 to 1.44	2	30,196,938.58	2.91%	24	4.3282	1.411202
50,000,000 to 74,999,999	1	70,747,920.69	6.83%	24	4.3000	1.260000	1.45 to 1.74	12	267,052,878.06	25.77%	24	4.2710	1.591959
75,000,000 or greater	2	179,645,218.90	17.34%	24	4.4796	1.062150	1.75 to 1.99	1	5,663,349.06	0.55%	24	4.2900	1.870000
Totals	57	1,036,202,151.72	100.00%	21	4.3090	1.579578	2.00 to 2.99	11	168,528,499.21	16.26%	23	4.4078	2.305514
							3.00 or greater	3	43,903,839.71	4.24%	23	3.7768	4.701108
							Totals	57	1,036,202,151.72	100.00%	21	4.3090	1.579578
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 32

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	14	184,588,591.74	17.81%	22	4.4560	NAP
							Defeased	14	184,588,591.74	17.81%	22	4.4560	NAP
Arizona	1	11,053,929.84	1.07%	23	4.5000	1.320000
							Industrial	2	11,949,069.49	1.15%	23	4.2794	2.799589
Arkansas	1	103,145,218.90	9.95%	24	4.1300	1.620000
							Lodging	12	116,921,863.18	11.28%	23	4.2573	2.730291
California	11	116,603,892.75	11.25%	23	4.2986	1.062592
							Mixed Use	3	89,206,433.80	8.61%	24	4.8440	0.264420
Colorado	2	7,000,062.15	0.68%	23	4.6199	1.728026
							Mobile Home Park	1	16,750,297.42	1.62%	23	4.5000	2.130000
Connecticut	1	21,660,000.00	2.09%	20	4.5520	1.480000
							Multi-Family	5	44,192,857.26	4.26%	24	4.2803	1.126032
Florida	5	28,177,701.74	2.72%	24	4.5603	2.354621
							Office	10	240,521,311.90	23.21%	23	4.3074	1.384232
Illinois	2	27,295,385.00	2.63%	23	4.4380	2.507188
							Other	3	87,660,000.00	8.46%	(5)	3.5418	1.699941
Indiana	1	4,048,821.20	0.39%	24	4.4280	0.890000
							Retail	15	237,411,726.94	22.91%	24	4.3004	1.568676
Louisiana	1	4,802,053.95	0.46%	24	4.4750	1.650000
							Self Storage	1	7,000,000.00	0.68%	24	4.2100	2.150000
Maryland	2	21,455,366.97	2.07%	24	4.3149	1.444505
							Totals	66	1,036,202,151.72	100.00%	21	4.3090	1.579578
Massachusetts	1	26,565,945.92	2.56%	24	4.2870	1.410000

Minnesota	3	44,723,595.45	4.32%	24	4.3170	1.764191

Mississippi	1	3,386,851.66	0.33%	22	4.5700	1.140000

New Jersey	1	2,220,485.65	0.21%	24	4.5000	2.050000

New Mexico	1	16,750,297.42	1.62%	23	4.5000	2.130000

New York	7	214,579,857.89	20.71%	12	4.1228	1.415127

North Carolina	3	41,453,432.30	4.00%	24	4.4770	2.665496

Ohio	1	3,419,801.39	0.33%	21	4.7325	2.120000

Oregon	1	7,777,521.63	0.75%	23	4.3300	1.640000

Pennsylvania	1	70,747,920.69	6.83%	24	4.3000	1.260000

Texas	3	32,076,316.36	3.10%	23	4.4662	1.283730

Utah	2	42,669,101.13	4.12%	23	4.1614	1.855388

Totals	66	1,036,202,151.72	100.00%	21	4.3090	1.579578

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	184,588,591.74	17.81%	22	4.4560	NAP	Defeased	13	184,588,591.74	17.81%	22	4.4560	NAP
	4.4999% or less	25	565,357,433.08	54.56%	19	4.0665	1.664123	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	15	194,459,229.62	18.77%	23	4.5754	1.787013	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	4	91,796,897.28	8.86%	24	4.9431	0.466384	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	1,036,202,151.72	100.00%	21	4.3090	1.579578	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	44	851,613,559.98	82.19%	21	4.2772	1.563077
								Totals	57	1,036,202,151.72	100.00%	21	4.3090	1.579578
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	184,588,591.74	17.81%	22	4.4560	NAP	Defeased	13	184,588,591.74	17.81%	22	4.4560	NAP
	60 months or less	44	851,613,559.98	82.19%	21	4.2772	1.563077	Interest Only	6	180,780,000.00	17.45%	24	4.4451	1.786161
	61 to 105 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	3	87,660,000.00	8.46%	(5)	3.5418	1.699941
	106 to 118 months	0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	5	41,586,308.29	4.01%	23	4.5871	2.275681
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	30	541,587,251.69	52.27%	23	4.3163	1.411743
	Totals	57	1,036,202,151.72	100.00%	21	4.3090	1.579578	Totals	57	1,036,202,151.72	100.00%	21	4.3090	1.579578
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	13	184,588,591.74	17.81%	22	4.4560	NAP				None
Underwriter's Information		1	7,843,481.26	0.76%	25	4.5500	1.680000
	12 months or less	35	707,201,805.80	68.25%	20	4.2440	1.557145
	13 to 24 months	4	54,872,044.70	5.30%	22	4.3156	1.176137
	25 months or greater	4	81,696,228.22	7.88%	24	4.5126	1.863095
	Totals	57	1,036,202,151.72	100.00%	21	4.3090	1.579578
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10096657	RT	Rogers	AR	Actual/360	4.130%	367,621.16	224,005.97	0.00	N/A	01/01/25	--	103,369,224.80	103,145,218.90	01/06/23
4	10096660	OF	Marshall Township	PA	Actual/360	4.300%	262,415.93	122,099.18	0.00	N/A	01/01/25	--	70,870,019.87	70,747,920.69	01/06/23
5	10096661	MU	New York	NY	Actual/360	4.951%	326,147.13	0.00	0.00	N/A	01/06/25	--	76,500,000.00	76,500,000.00	01/06/23
6	10096662	OF	Englewood Cliffs	NJ	Actual/360	4.085%	199,289.05	88,178.81	0.00	N/A	02/06/25	--	56,654,210.05	56,566,031.24	01/06/23
7	10096663	98	New York	NY	Actual/360	2.307%	79,459.89	0.00	0.00	11/05/19	04/05/35	--	40,000,000.00	40,000,000.00	01/05/23
8	10096664	RT	New York	NY	Actual/360	4.400%	140,188.89	0.00	0.00	N/A	01/06/25	--	37,000,000.00	37,000,000.00	05/06/20
9	10096665	MF	Pittsburgh	PA	Actual/360	4.990%	139,249.01	45,743.66	0.00	12/05/23	12/05/43	--	32,406,518.47	32,360,774.81	01/05/23
10	10096666	OF	Menlo Park	CA	Actual/360	4.210%	111,958.50	47,161.83	0.00	N/A	01/06/25	--	30,882,737.06	30,835,575.23	01/06/23
11	10096667	MU	Beverly	MA	Actual/360	4.551%	109,022.07	56,127.25	0.00	N/A	02/06/25	--	27,819,440.41	27,763,313.16	01/06/23
12	10096668	OF	Rye Brook	NY	Actual/360	4.695%	123,138.76	42,689.89	0.00	N/A	11/05/24	--	30,459,198.72	30,416,508.83	01/05/23
13	10096669	RT	Somerville	MA	Actual/360	4.287%	98,263.99	52,439.07	0.00	N/A	01/06/25	--	26,618,384.99	26,565,945.92	01/06/23
14	10096670	OF	Plymouth	MN	Actual/360	4.188%	94,733.35	40,286.31	0.00	N/A	01/06/25	--	26,268,606.87	26,228,320.56	01/06/23
15	10096671	OF	West Valley City	UT	Actual/360	4.240%	97,484.67	0.00	0.00	N/A	11/05/24	--	26,700,000.00	26,700,000.00	01/05/23
16	10096672	LO	Various	Various	Actual/360	4.270%	94,449.66	34,301.74	0.00	N/A	12/06/24	--	25,686,997.17	25,652,695.43	01/06/23
17	10096673	98	WinstonSalem	NC	Actual/360	4.600%	102,988.89	0.00	0.00	01/05/25	01/05/45	--	26,000,000.00	26,000,000.00	01/05/23
18	10096674	LO	New York	NY	Actual/360	3.350%	72,118.06	0.00	0.00	N/A	12/06/24	--	25,000,000.00	25,000,000.00	01/06/23
19	10096675	OF	Mountain View	CA	Actual/360	4.390%	79,983.25	32,054.92	0.00	N/A	08/05/24	--	21,158,034.94	21,125,980.02	01/05/23
20	10096676	98	Wallingford	CT	Actual/360	4.552%	84,902.39	0.00	0.00	09/05/24	09/05/44	--	21,660,000.00	21,660,000.00	01/05/23
21	10093562	LO	Bloomington	MN	Actual/360	4.500%	71,816.96	38,133.75	0.00	N/A	12/06/24	--	18,533,408.64	18,495,274.89	01/06/23
22	10096678	LO	Rosemont	IL	Actual/360	4.570%	73,772.05	30,952.82	0.00	N/A	11/05/24	--	18,746,337.82	18,715,385.00	01/05/23
24	10096680	OF	Salt Lake City	UT	Actual/360	4.030%	55,523.83	30,722.53	0.00	N/A	01/06/25	--	15,999,823.66	15,969,101.13	01/06/23
25	10096681	MH	Various	NM	Actual/360	4.500%	65,043.05	35,006.80	0.00	N/A	12/06/24	--	16,785,304.22	16,750,297.42	01/06/23
26	10096682	MF	San Marcos	TX	Actual/360	4.282%	61,273.80	25,148.97	0.00	N/A	12/06/24	--	16,615,685.69	16,590,536.72	01/06/23
27	10096683	MF	Houston	TX	Actual/360	4.397%	49,787.11	25,300.45	0.00	N/A	02/06/25	--	13,149,257.45	13,123,957.00	01/06/23
28	10096684	MU	San Francisco	CA	Actual/360	4.200%	46,053.67	27,298.91	0.00	N/A	01/06/25	--	12,733,732.71	12,706,433.80	01/06/23
29	10093747	MF	Baltimore	MD	Actual/360	4.100%	47,756.80	21,098.97	0.00	N/A	01/06/25	--	13,526,709.87	13,505,610.90	01/06/23
30	10096686	RT	Bakersfield	CA	Actual/360	4.450%	49,742.58	19,015.03	0.00	N/A	12/05/24	--	12,981,028.98	12,962,013.95	01/05/23
31	10096687	Various Various		Various	Actual/360	4.500%	44,436.57	23,459.26	0.00	N/A	01/06/25	--	11,467,500.67	11,444,041.41	01/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	10093565	LO	Naples	FL	Actual/360	4.500%	40,128.31	31,852.00	0.00	N/A	01/06/25	--	10,355,691.71	10,323,839.71	01/06/23
34	10096690	RT	Chandler	AZ	Actual/360	4.500%	42,905.29	18,403.63	0.00	N/A	12/06/24	--	11,072,333.47	11,053,929.84	12/06/22
35	10096691	OF	Burbank	CA	Actual/360	4.200%	36,288.73	17,503.16	0.00	N/A	01/06/25	--	10,033,750.84	10,016,247.68	12/06/22
36	10096692	LO	Austin	TX	Actual/360	4.550%	30,884.02	39,004.65	0.00	N/A	02/06/25	--	7,882,485.91	7,843,481.26	08/06/21
37	10093804	MF	Houston	TX	Actual/360	4.490%	34,795.60	15,980.54	0.00	N/A	01/06/25	--	8,999,508.63	8,983,528.09	01/06/23
39	10096695	SS	Harahan	LA	Actual/360	4.350%	30,825.92	13,977.14	0.00	N/A	01/06/25	--	8,229,390.27	8,215,413.13	01/06/23
40	10096696	LO	Baytown	TX	Actual/360	4.779%	31,511.99	15,070.32	0.00	N/A	12/06/24	--	7,657,368.70	7,642,298.38	09/06/21
41	10093796	RT	Severna Park	MD	Actual/360	4.680%	32,090.65	13,185.03	0.00	N/A	01/06/25	--	7,962,941.10	7,949,756.07	01/06/23
42	10096698	IN	Mount Prospect	IL	Actual/360	4.150%	30,661.58	0.00	0.00	N/A	01/06/25	--	8,580,000.00	8,580,000.00	01/06/23
43	10093871	MF	Parma Heights	OH	Actual/360	4.130%	25,612.95	15,606.97	0.00	N/A	01/06/25	--	7,201,954.51	7,186,347.54	01/06/23
45	10096701	RT	Eugene	OR	Actual/360	4.330%	29,042.91	11,681.13	0.00	N/A	12/05/24	--	7,789,202.76	7,777,521.63	01/05/23
46	10096702	IN	Doral	FL	Actual/360	4.250%	24,888.22	14,466.97	0.00	N/A	01/06/25	--	6,800,575.61	6,786,108.64	01/06/23
48	10096704	RT	Valley Springs	CA	Actual/360	4.400%	26,915.52	11,893.45	0.00	N/A	02/06/25	--	7,103,801.71	7,091,908.26	01/06/23
49	10096705	MH	Montgomery	AL	Actual/360	4.837%	25,530.19	11,880.00	0.00	N/A	01/06/25	--	6,129,410.94	6,117,530.94	01/06/23
50	10096706	SS	San Jose	CA	Actual/360	4.210%	25,376.94	0.00	0.00	N/A	01/06/25	--	7,000,000.00	7,000,000.00	01/06/23
52	10096708	MF	Palo Alto	CA	Actual/360	4.143%	20,169.61	11,400.64	0.00	N/A	01/06/25	--	5,653,578.69	5,642,178.05	01/06/23
53	10096709	OF	Ronkonkoma	NY	Actual/360	4.290%	20,959.88	10,427.18	0.00	N/A	01/05/25	--	5,673,776.24	5,663,349.06	01/05/23
55	10096711	LO	Jacksonville	NC	Actual/360	5.150%	21,377.00	8,927.46	0.00	N/A	12/06/24	--	4,820,370.62	4,811,443.16	01/06/23
56	10096712	SS	Jupiter	FL	Actual/360	4.600%	18,693.26	9,502.18	0.00	N/A	01/06/25	--	4,719,194.99	4,709,692.81	01/06/23
57	10096713	RT	Shreveport	LA	Actual/360	4.475%	18,535.36	7,987.69	0.00	N/A	01/06/25	--	4,810,041.64	4,802,053.95	01/06/23
58	10096714	MF	Belleair Bluffs	FL	Actual/360	4.865%	18,492.34	8,466.33	0.00	N/A	02/06/25	--	4,414,176.72	4,405,710.39	01/06/23
59	10096715	MF	DeSoto	TX	Actual/360	4.500%	15,751.77	8,315.78	0.00	N/A	01/06/25	--	4,064,972.46	4,056,656.68	01/06/23
60	10096716	MF	Vincennes	IN	Actual/360	4.428%	15,470.16	8,394.61	0.00	N/A	01/06/25	--	4,057,215.81	4,048,821.20	01/06/23
62	10096718	RT	Columbus	OH	Actual/360	4.732%	13,979.16	10,492.62	0.00	N/A	10/06/24	--	3,430,294.01	3,419,801.39	01/06/23
63	10096719	SS	Nashville	TN	Actual/360	4.360%	14,700.28	7,640.04	0.00	N/A	02/06/25	--	3,915,434.58	3,907,794.54	01/06/23
64	10093811	RT	Broomfield	CO	Actual/360	4.630%	14,500.79	6,076.76	0.00	N/A	01/06/25	--	3,637,069.42	3,630,992.66	01/06/23
65	10096721	LO	Sarasota	FL	Actual/360	5.250%	14,729.46	9,240.45	0.00	N/A	12/06/24	--	3,258,128.96	3,248,888.51	01/06/23
66	10096722	RT	Columbia	MS	Actual/360	4.570%	13,355.56	6,950.85	0.00	N/A	11/05/24	--	3,393,802.50	3,386,851.65	01/05/23

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 32

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
67	10096723	IN	Denver	CO	Actual/360	4.609%	13,391.85	5,159.69	0.00	N/A	11/06/24	--	3,374,229.18	3,369,069.49 01/06/23
Totals							3,850,186.37	1,410,713.39	0.00				1,037,612,865.04	1,036,202,151.72
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,325,053.00	9,373,753.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,122,285.91	4,828,492.72	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	822,318.99	989,612.04	01/01/22	09/30/22	07/06/21	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	4,213,128.00	3,159,846.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	1,823,580.00	02/01/19	09/30/19	12/06/22	23,194,744.94	2,655,936.75	52,097.40	1,747,652.11	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,624,602.02	2,535,266.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	7,210,689.05	4,460,171.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,456,747.76	2,002,329.28	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,812,770.30	2,046,941.49	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,388,239.24	1,904,996.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	11,008.20	0.00
16	2,952,303.06	3,540,281.27	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	2,702,933.70	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,110,337.14	5,477,454.78	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(577,789.49)	(467,403.61)	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	1,108,263.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	700,597.88	1,412,227.53	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,310,195.30	3,199,826.67	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,928,802.57	1,319,822.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,458,426.66	1,953,397.22	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,297,311.68	1,058,340.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	29,030.45	28,729.28	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,092,522.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,314,693.14	1,016,510.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,855,529.82	1,369,262.39	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	2,051,971.53	2,792,814.78	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	542,744.79	01/01/19	06/30/19	--	0.00	0.00	61,242.18	61,242.18	0.00	0.00
35	1,468,124.79	885,331.54	01/01/22	09/30/22	--	0.00	0.00	53,731.41	53,731.41	0.00	0.00
36	0.00	0.00	--	--	07/06/21	0.00	0.00	69,822.83	1,203,851.45	211,837.76	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	572,762.12	07/01/18	06/30/19	11/07/22	1,037,517.22	38,305.94	42,253.17	706,432.04	0.00	0.00
41	917,097.36	687,797.88	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,180,492.58	913,206.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	779,022.94	627,373.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	738,973.57	593,987.30	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	1,973.92	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	652,608.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	(26,673.03)	62,492.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	918,509.36	564,518.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	9,210.05	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	510,349.81	443,483.42	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	403,173.33	332,898.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	190,454.74	68,316.43	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	642,314.83	467,905.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	351,649.23	263,712.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
65	500,901.36	703,522.43	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	359,427.72	277,478.27	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
67	571,615.54	376,696.94	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	68,657,809.28	68,021,678.44				24,232,262.16	2,694,242.69	279,146.99	3,772,909.19	234,029.93	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 32

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/23	0	0.00	0	0.00	3	52,485,779.64	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.309031%	4.297168%	21
12/12/22	0	0.00	0	0.00	3	52,539,854.61	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.309106%	4.297242%	22
11/14/22	0	0.00	0	0.00	3	52,595,727.45	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.309187%	4.297322%	23
10/13/22	0	0.00	0	0.00	3	52,649,367.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.309261%	4.297394%	24
09/12/22	1	4,848,289.54	0	0.00	3	52,704,820.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.309340%	4.297473%	25
08/12/22	0	0.00	0	0.00	3	52,758,028.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.309413%	4.297544%	26
07/12/22	0	0.00	0	0.00	3	52,811,025.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.309485%	4.297615%	27
06/10/22	0	0.00	0	0.00	3	52,865,860.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.309563%	4.297692%	28
05/12/22	0	0.00	0	0.00	3	52,918,430.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.309634%	4.297762%	29
04/12/22	0	0.00	0	0.00	3	52,972,853.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.309711%	4.297838%	30
03/11/22	1	76,500,000.00	0	0.00	3	53,025,000.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.309781%	4.297906%	31
02/11/22	2	87,762,155.30	0	0.00	3	53,083,163.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.309869%	4.297994%	32
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 32

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	10096664	05/06/20	31	3	52,097.40	1,747,652.11	137,222.03	37,000,000.00	03/29/19	2			10/26/22
34	10096690	12/06/22	0	B	61,242.18	61,242.18	5,177.25	11,072,333.47	08/07/19	13
35	10096691	12/06/22	0	B	53,731.41	53,731.41	0.00	10,033,750.84
36	10096692	08/06/21	16	3	69,822.83	1,203,851.45	468,397.40	8,495,291.85	04/15/20	3	02/28/22
40	10096696	09/06/21	15	3	42,253.17	706,432.04	35,047.17	7,885,173.73	04/28/20	13
Totals					279,146.99	3,772,909.19	645,843.85	74,486,549.89
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 32

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		795,479,181	750,836,883	7,642,298		37,000,000
25 - 36 Months		120,702,196	112,858,715	7,843,481		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		120,020,775	120,020,775	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	1,036,202,152	983,716,372	0	0	15,485,780	37,000,000
Dec-22	1,037,612,865	985,073,010	0	0	15,539,855	37,000,000
Nov-22	1,039,111,855	986,516,127	0	0	15,595,727	37,000,000
Oct-22	1,040,511,633	987,862,266	0	0	52,649,367	0
Sep-22	1,042,000,079	984,446,969	4,848,290	0	52,704,821	0
Aug-22	1,043,389,004	990,630,975	0	0	52,758,029	0
Jul-22	1,044,772,710	991,961,684	0	0	52,811,026	0
Jun-22	1,046,245,659	993,379,799	0	0	52,865,860	0
May-22	1,047,618,631	994,700,200	0	0	52,918,431	0
Apr-22	1,049,081,230	996,108,376	0	0	52,972,853	0
Mar-22	1,050,443,546	920,918,546	76,500,000	0	53,025,000	0
Feb-22	1,052,086,193	911,240,874	87,762,155	0	53,083,164	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 32

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	10096664	37,000,000.00	37,000,000.00	17,500,000.00	11/11/22	1,823,580.00	1.47000	09/30/19	01/06/25	I/O
14	10096670	26,228,320.56	26,228,320.56	43,400,000.00	10/21/14	1,969,856.99	2.43000	06/30/22	01/06/25	265
17	10096673	26,000,000.00	26,000,000.00	36,400,000.00	06/20/19	2,702,933.70	2.96000	09/30/19	01/05/45	(95)
34	10096690	11,053,929.84	11,072,333.47	18,550,000.00	10/02/14	486,894.29	1.32000	06/30/19	12/06/24	265
36	10096692	7,843,481.26	8,495,291.85	16,900,000.00	08/12/22	1.90	1.68000	--	02/06/25	144
40	10096696	7,642,298.38	7,885,173.73	8,200,000.00	10/28/22	459,696.12	0.82000	06/30/19	12/06/24	262
Totals		115,768,030.04	116,681,119.61	140,950,000.00		7,442,963.00

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 32

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
8	10096664	RT	NY	03/29/19	2

1/6/2023 The property remained solely occupied by The Kooples (the former Derek Lam space was vacant since 2019) until the Receiver agreed to a Lease with Barbara Strum. The Borrower was unable to submit a mutually acceptable settlement offer and a Receiver was put in place. The Special Servicer filed a foreclosure action and a foreclosure auction occurred on 10/26/22 with the Lender being the highest bidder. Special Servicer is working on property leasing.

14	10096670	OF	MN	09/09/22	13

12/6/2022 Borrower has changed Guarantor without Lender permission. Special Servicer conducted an initial call with Borrower's agent on 10/3/2022; Lender's counsel has requested certain documents from the Borrower. Lender has demanded

	an inspection of th e Borrower's books and records to make a proper assessment as to whether the Borrower properly complied with the Loan Documents. PNL has been provided to Borrower but not executed.

17	10096673	98	NC	01/08/18	13

1/6/2023 Special Servicer continues to monitor ongoing litigation surrounding one of the sponsors (litigation is expected to conclude in July or August 2023). Once all proceedings have concluded, Special Servicer will assess outstanding risk and

	determin e the appropriate next steps. Borrower is current on senior & mezzanine loan payments. Cash sweep has commenced.

34	10096690	RT	AZ	08/07/19	13
	1/6/2023 Loan payments are current through December 2022 and Special Servicer continues to monitor leasing activity at the property, along with borrower's resolution of lis pendens.

36	10096692	LO	TX	04/15/20	3

1/6/2023 Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Borrower executed the pre-negotiation letter. Borrower and Special Servicer worked with counsel to document a short-term forbearance agr eement. However, after full approval and preparation of the agreement, Borrower indicated they may not be able to perform under the previously agreed on Covid forbearance terms. Borrower filed Chapter 11 bankruptcy on

2/28/22. Lender filed a proof of claim and a motion seeking to appoint a US Trustee which was ultimately unsuccessful. Mediation was scheduled for the week of 8/8. Mediation was unsuccessful. Hearing on objection to claim amount to be heard in November. Borrower and Special Servicer continue to negotiate a possible settlement. Lender and Borrower have come to terms on an approved Chapter 11 plan. Lender is waiting on the entry of the approved plan.

© 2021 Computershare. All rights reserved. Confidential.						Page 26 of 32

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
40	10096696	LO	TX	04/28/20	13

1/6/2023 Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Loan is now in payment default. Lender is dual tracking settlement discussions with the legal process. Lender and

Borrower are negotiatinga forbearance to bring the loan current and pay all past due reserves. The Lender is working with Borrower and franchisor to insure PIP requirements are finalized for the forbearance.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 32

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 28 of 32

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	10096659	12/12/19	85,000,000.00	153,200,000.00	85,319,451.96	319,451.96	85,000,000.00	84,680,548.04	0.00	0.00	(1,118.24)	1,118.24	0.00%
61	10096717	06/12/19	3,871,148.71	5,000,000.00	4,254,593.29	403,479.70	4,254,593.29	3,851,113.59	20,035.12	0.00	0.00	20,035.12	0.44%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			88,871,148.71	158,200,000.00	89,574,045.25	722,931.66	89,254,593.29	88,531,661.63	20,035.12	0.00	(1,118.24)	21,153.36

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 29 of 32

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	10096659	01/12/21	0.00	0.00	1,118.24	0.00	0.00	1,118.24	0.00	0.00	1,118.24
		12/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	10096717	06/12/19	0.00	0.00	20,035.12	0.00	0.00	20,035.12	0.00	0.00	20,035.12
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	21,153.36	0.00	0.00	21,153.36	0.00	0.00	21,153.36

© 2021 Computershare. All rights reserved. Confidential.											Page 30 of 32

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	3,261.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	7,965.28	0.00	0.00	87,782.44	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,655.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,597.22	0.00	0.00	0.00	0.00	0.00	10,736.34	0.00	0.00	0.00
34	0.00	0.00	2,383.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	1,696.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	1,648.46	0.00	0.00	4,265.18	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.18	0.00	0.00	0.00
Total	0.00	0.00	24,946.56	0.00	3,261.47	92,047.62	0.00	0.00	10,736.52	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		130,992.17

© 2021 Computershare. All rights reserved. Confidential.												Page 31 of 32

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 32 of 32